Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalent

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Cash and bank deposits	1,624	2,052
Deposits with financial institutions	841	777
	2,465	2,829